Employment Agreements (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Jan. 19, 2020	Dec. 18, 2018	Dec. 14, 2018	Jun. 22, 2017	Oct. 16, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2019	Feb. 06, 2019	Dec. 14, 2017
Conversion of shares amount						$ 746,756	$ 217,971
New Note [Member]
Accrued interest					$ 905			$ 17,973
Convertible promissory note								$ 217,973
Number of conversion of shares					1,931,788
Conversion of shares amount					$ 217,973
2017 Contingent Bonuses [Member]
Contingent cash description			The Company further agreed to pay Mr. Allen and Mr. Handerhan contingent cash bonuses of $175,000 and $75,000 respectively (the "2017 Contingent Bonuses") which will be deemed earned on the earlier of i) the closing of a merger approved by the Board, ii) the closing of one or many financings in 2018 totaling over $1.25 million in gross proceeds, or iii) the Company having cash and the fair market value of Digital Assets valued at over $1.5 million. Provided further that the 2017 Contingent Bonuses if deemed earned will only be payable if the Company has at least $1.25 million in cash and the fair market value of Digital Assets prior to paying the bonuses. The 2017 Contingent Bonuses are not conditioned upon the continued service of either Mr. Allen or Mr. Handerhan and do not expire.
Gross proceeds from cash bonus			$ 1,250,000
Fair market value of Digital Assets			$ 1,500,000
Cash										$ 1,250,000
2018 Contingent Bonuses [Member]
Repayment of promissory note		$ 200,000
2019 Contingent Bonuses [Member]
Contingent cash description	The Contingent Cash Bonuses will be earned and payable upon the achievement or satisfaction of any one of the following performance goals or criteria: 1) The Company either: i) consummates a merger with another company which would constitute a change of control, or ii) signs a letter of intent (an "LOI"), approved by the board, to merge with another company which would constitute a change of control, 2) the combined value of the Company's cash and fair market value of Digital Assets (collectively the "Assets") at any point in time are: i) greater than or equal to $1.25 million, then 25% of the Contingent Cash Bonuses will be deemed earned and payable, ii) greater than or equal to $1.75 million (excluding any portion of Contingent Cash Bonuses previously earned whether paid or accrued), then 25% of the Contingent Cash Bonuses will be deemed earned and payable, iii) greater than or equal to $2 million (excluding any portion of Contingent Cash Bonuses previously earned whether paid or accrued), then the remaining 50% of the Contingent Cash Bonuses will be deemed earned and payable, and 3) provided further if the Company and Mr. Allen or Mr. Handerhan agree to exchange their respective Contingent Cash Bonus or a portion thereof for equity securities (not debt) then the above performance criteria do not need to be achieved with respect to the portion of Contingent Cash Bonuses exchanged for equity. The Contingent Cash Bonuses are not conditioned upon the continued service of Mr. Allen or Mr. Handerhan and do not expire.
Charles W. Allen [Member]
Accrued bonuses	$ 15,000									35,000
Charles W. Allen [Member] | 2017 Contingent Bonuses [Member]
Accrued bonuses										75,000
Charles W. Allen [Member] | 2018 Contingent Bonuses [Member]
Accrued bonuses									$ 256,025
Charles W. Allen [Member] | 2019 Contingent Bonuses [Member]
Accrued bonuses	462,000
Charles W. Allen [Member] | Allen Employment Agreement [Member]
Employment agreement term				2 years
Annual salary				$ 245,000		360,525			345,000
Compensation				500
Charles W. Allen [Member] | Allen Employment Agreement [Member] | Office Space [Member]
Compensation				$ 500
Michal Handerhan [Member]
Accrued bonuses	10,000									75,000
Michal Handerhan [Member] | 2017 Contingent Bonuses [Member]
Accrued bonuses										$ 175,000
Michal Handerhan [Member] | 2018 Contingent Bonuses [Member]
Accrued bonuses									150,000
Michal Handerhan [Member] | 2019 Contingent Bonuses [Member]
Accrued bonuses	$ 235,750
Michal Handerhan [Member] | Handerhan Employment Agreement [Member]
Employment agreement term				2 years
Annual salary				$ 190,000		$ 224,675			$ 215,000
Compensation				500
Diluted capital stock percentage						25.00%
Michal Handerhan [Member] | Handerhan Employment Agreement [Member] | Office Space [Member]
Compensation				$ 500